Segment Information - Schedule of Revenues and Long-Lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total Revenues	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 2,463,625	$ 2,121,707	$ 1,950,782
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues													2,289,133	2,069,513
Canada [Member]
Segment Reporting Information [Line Items]
Total Revenues													$ 174,492	$ 52,194